Financial Instruments - Summary of Debt and Related Derivative Instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	$ 1,869
Derivative financial liabilities	0	$ 21
Long-term portion	1,342	1,847
Derivative instrument liability, Current portion	0	21
Derivative instrument liability, Long-term portion	0	0
At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	0	21
2.239% Notes, due 2025 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities		21
2.239% Notes, due 2025 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities		21
3.35% Notes, due 2026 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	500
Derivative financial liabilities	0	0
3.35% Notes, due 2026 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	0	0
5.85% Notes, due 2040 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	500
Derivative financial liabilities	0	0
5.85% Notes, due 2040 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	0	0
4.50% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	119
Derivative financial liabilities	0	0
4.50% Notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	0	0
5.65% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	350
Derivative financial liabilities	0	0
5.65% Notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	0	0
5.50% Debentures, due 2035 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	400
Derivative financial liabilities	0	0
5.50% Debentures, due 2035 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	0	0
Primary debt instruments [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	1,841	2,820
Current portion	499	973
Long-term portion	1,342	1,847
Primary debt instruments [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	1,823	2,799
Primary debt instruments [member] | 2.239% Notes, due 2025 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		973
Primary debt instruments [member] | 2.239% Notes, due 2025 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		968
Primary debt instruments [member] | 3.35% Notes, due 2026 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	499	499
Primary debt instruments [member] | 3.35% Notes, due 2026 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	494	491
Primary debt instruments [member] | 5.85% Notes, due 2040 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	491	493
Primary debt instruments [member] | 5.85% Notes, due 2040 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	503	507
Primary debt instruments [member] | 4.50% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	116	116
Primary debt instruments [member] | 4.50% Notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	93	94
Primary debt instruments [member] | 5.65% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	340	342
Primary debt instruments [member] | 5.65% Notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	337	338
Primary debt instruments [member] | 5.50% Debentures, due 2035 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	395	397
Primary debt instruments [member] | 5.50% Debentures, due 2035 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	$ 396	$ 401